Insurance Claim Reserves (details) - Prior Year Reserve Development by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	$ 840	$ 940	$ 715
Reportable Segments [Member] | Business and International Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	399	585	395
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member]
Liability for claims and claim adjustment expense
Reduction to net favorable prior year reserve development precipitated by legislation in New York related to the New York Fund for Reopened Cases for workers' compensation	42
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	232	180	210
Reportable Segments [Member] | Personal Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	$ 209	$ 175	$ 110